Warrant Liabilities - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Mar. 21, 2025 $ / shares shares	May 10, 2024 shares	Mar. 04, 2024 USD ($) $ / shares	Dec. 27, 2023 Days $ / shares shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares					$ 0.01		$ 0.01	$ 11.50
Number of shares called by each warrant (in shares)								1
Warrant liabilities | $			$ 4,444	$ 3,014			$ 3,746
Warrants exercised (in shares)	336,124	925,000	0	3,283,941
Change in fair value of warrant liability | $			$ 1,430	$ 1,467
Common Stock
Class of Warrant or Right [Line Items]
Maximum value of common stock issued from exercise of warrants | $							$ 11,250
Anniversary Period 2
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants							0.50
Anniversary Period 3
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants							1
Class A Common Stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)					1,268,100
Class A Common Stock | Common Stock
Class of Warrant or Right [Line Items]
Issuance of class A common stock upon conversion of bridge notes (in shares)	73,947	203,500		277,447
Stock issued upon exercise of warrants (in shares)				974,610
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)						2,521,569		7,066,668
Redemption price (in dollars per share) | $ / shares								$ 0.01
Number of days from which warrants are exercisable								30 days
Minimum common stock price for redemption of warrants, number of trading days | Days								20
Redemption trading period | Days								30
End of trading period before notice of redemption, number of business days								3 days
Class of warrant or right, outstanding (in shares)			2,519,869	2,519,869
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Minimum common stock price for redemption of warrants (in dollars per share) | $ / shares								$ 18.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)								4,333,333
Class of warrant or right, outstanding (in shares)			4,333,333	4,333,333